RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	£ (49,549)	£ (45,241)	£ (41,092)
The Bank
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(30,597)	(28,072)	£ (25,198)
Active members | The Group
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(6,550)	(6,413)
Active members | The Bank
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(3,415)	(3,433)
Deferred members | The Group
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(17,647)	(16,058)
Deferred members | The Bank
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(10,493)	(9,679)
Pensioners | The Group
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(23,409)	(21,032)
Pensioners | The Bank
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(15,311)	(13,714)
Dependants | The Group
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	(1,943)	(1,738)
Dependants | The Bank
Analysis of the defined benefit obligation:
Defined benefit obligation, at present value	£ (1,378)	£ (1,246)